Average Annual Total Returns - VY Columbia Contrarian Core Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV Russell 1000® Index 1 Yr		Class ADV Russell 1000® Index 5 Yrs		Class ADV Russell 1000® Index 10 Yrs		Class ADV Russell 1000® Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell 1000® Index 1 Yr		Class I Russell 1000® Index 5 Yrs		Class I Russell 1000® Index 10 Yrs		Class I Russell 1000® Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Russell 1000® Index 1 Yr		Class S Russell 1000® Index 5 Yrs		Class S Russell 1000® Index 10 Yrs		Class S Russell 1000® Index Since Inception
Total	21.22%	13.83%	12.20%		Dec. 10, 2001	20.96%	[1]	15.60%	[1]	14.01%	[1]	[1]	21.79%	14.39%	12.76%		Dec. 10, 2001	20.96%	[1]	15.60%	[1]	14.01%	[1]	[1]	21.45%	14.15%	12.50%		Dec. 10, 2001	20.96%	[1]	15.60%	[1]	14.01%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.